UNAUDITED CONDENSED COMBINED/CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Statement) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Non-Controlling Interest	Accumulated Other Comprehensive Income
Beginning balance (in shares) at Dec. 31, 2020		128,723,386
Beginning balance at Dec. 31, 2020	$ (39,104)	$ 129		$ (40,992)	$ 1,759
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends on common stock	(33,654)			(33,654)
Net income attributable to noncontrolling interest	0
Net income (loss) attributable to PACS Group, Inc.	47,947			47,947
Ending balance (in shares) at Dec. 31, 2021		128,723,386
Ending balance at Dec. 31, 2021	(24,811)	$ 129		(26,699)	1,759
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Contributions	3,246				3,246
Dividends on common stock	(60,280)			(60,280)
Net income attributable to noncontrolling interest	0
Net income (loss) attributable to PACS Group, Inc.	$ 150,496			150,496
Ending balance (in shares) at Dec. 31, 2022	128,723,386	128,723,386
Ending balance at Dec. 31, 2022	$ 68,651	$ 129	$ 0	63,517	5,005	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends on common stock	(18,513)			(18,513)
Net income attributable to noncontrolling interest	1				1
Net income (loss) attributable to PACS Group, Inc.	37,597			37,597
Ending balance (in shares) at Mar. 31, 2023		128,723,386
Ending balance at Mar. 31, 2023	$ 87,736	$ 129	0	82,601	5,006	0
Beginning balance (in shares) at Dec. 31, 2022	128,723,386	128,723,386
Beginning balance at Dec. 31, 2022	$ 68,651	$ 129	0	63,517	5,005	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income (loss)	0
Net income attributable to noncontrolling interest	3
Net income (loss) attributable to PACS Group, Inc.	58,815
Ending balance (in shares) at Jun. 30, 2023		128,723,386
Ending balance at Jun. 30, 2023	$ 83,741	$ 129	0	78,604	5,008	0
Beginning balance (in shares) at Dec. 31, 2022	128,723,386	128,723,386
Beginning balance at Dec. 31, 2022	$ 68,651	$ 129	0	63,517	5,005	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Contributions	587				587
Dividends on common stock	(80,394)			(80,394)
Net income attributable to noncontrolling interest	8				8
Net income (loss) attributable to PACS Group, Inc.	$ 112,874			112,874
Ending balance (in shares) at Dec. 31, 2023	128,723,386	128,723,386
Ending balance at Dec. 31, 2023	$ 101,726	$ 129	0	95,997	5,600	0
Beginning balance (in shares) at Mar. 31, 2023		128,723,386
Beginning balance at Mar. 31, 2023	87,736	$ 129	0	82,601	5,006	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends on common stock	(25,215)			(25,215)
Other comprehensive income (loss)	0
Net income attributable to noncontrolling interest	2				2
Net income (loss) attributable to PACS Group, Inc.	21,218			21,218
Ending balance (in shares) at Jun. 30, 2023		128,723,386
Ending balance at Jun. 30, 2023	$ 83,741	$ 129	0	78,604	5,008	0
Beginning balance (in shares) at Dec. 31, 2023	128,723,386	128,723,386
Beginning balance at Dec. 31, 2023	$ 101,726	$ 129	0	95,997	5,600	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends on common stock	(17,474)			(17,474)
Other comprehensive income (loss)	201					201
Net income attributable to noncontrolling interest	2				2
Net income (loss) attributable to PACS Group, Inc.	49,138			49,138
Ending balance (in shares) at Mar. 31, 2024		128,723,386
Ending balance at Mar. 31, 2024	$ 133,593	$ 129	0	127,661	5,602	201
Beginning balance (in shares) at Dec. 31, 2023	128,723,386	128,723,386
Beginning balance at Dec. 31, 2023	$ 101,726	$ 129	0	95,997	5,600	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income (loss)	0
Net income attributable to noncontrolling interest	4
Net income (loss) attributable to PACS Group, Inc.	$ 38,228
Ending balance (in shares) at Jun. 30, 2024	152,399,733	152,399,733
Ending balance at Jun. 30, 2024	$ 578,234	$ 152	471,472	100,504	6,106	0
Beginning balance (in shares) at Mar. 31, 2024		128,723,386
Beginning balance at Mar. 31, 2024	133,593	$ 129	0	127,661	5,602	201
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Contributions	502				502
Issuance of common stock (in shares)		21,428,572
Issuance of common stock	414,157	$ 21	414,136
Employee stock-based compensation (in shares)		3,847,652
Employee stock-based compensation	90,936	$ 4	90,932
Tax withholdings related to net share settlement of equity awards		(1,599,877)
Tax withholdings related to net share settlement of equity awards	(33,598)	$ (2)	(33,596)
Dividends on common stock	(16,247)			(16,247)
Other comprehensive income (loss)	(201)					(201)
Net income attributable to noncontrolling interest	2				2
Net income (loss) attributable to PACS Group, Inc.	$ (10,910)			(10,910)
Ending balance (in shares) at Jun. 30, 2024	152,399,733	152,399,733
Ending balance at Jun. 30, 2024	$ 578,234	$ 152	$ 471,472	$ 100,504	$ 6,106	$ 0